First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
March 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 63.8%
$12,000,000	U.S. Treasury Note	0.25%	06/30/25	$11,881,044
13,000,000	U.S. Treasury Note	0.25%	09/30/25	12,748,847
24,000,000	U.S. Treasury Note	0.38%	11/30/25	23,409,962
16,000,000	U.S. Treasury Note	0.75%	03/31/26	15,489,386
	Total U.S. Government Bonds and Notes			63,529,239
	(Cost $63,419,679)
U.S. TREASURY BILLS — 4.0%
4,000,000	U.S. Treasury Bill	(a)	05/08/25	3,982,610
	(Cost $3,982,608)

Shares	Description	Value
MONEY MARKET FUNDS — 27.8%
13,809,586	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	13,809,586
13,809,587	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (b)	13,809,587
	Total Money Market Funds	27,619,173
	(Cost $27,619,173)

	Total Investments — 95.6%	95,131,022
	(Cost $95,021,460)
	Net Other Assets and Liabilities — 4.4%	4,424,854
	Net Assets — 100.0%	$99,555,876
Futures Contracts at March 31, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	134	Apr-2025	$10,019,180	$416,719
Cattle Feeder Futures	26	May-2025	3,698,500	(44,007)
Cocoa Futures	27	Jul-2025	2,129,760	(177,344)
Cocoa Futures	4	Sep-2025	311,920	(85,670)
Coffee “C” Futures	67	Jul-2025	9,431,925	(74,662)
Copper Futures	19	May-2025	2,391,150	128,642
Corn Futures	71	May-2025	1,623,238	(19,440)
Gasoline RBOB Futures	55	Apr-2025	5,291,517	169,011
Gold 100 Oz. Futures	28	Jun-2025	8,820,840	499,692
Lean Hogs Futures	99	Jun-2025	3,772,890	(112,527)
Live Cattle Futures	42	Jun-2025	3,421,320	103,804
Low Sulphur Gasoil “G” Futures	138	May-2025	9,411,600	104,950
Natural Gas Futures	51	Apr-2025	2,100,690	(35,766)
NY Harbor ULSD Futures	44	Apr-2025	4,212,331	33,785
Silver Futures	51	May-2025	8,825,805	370,855
Soyabean Futures	52	May-2025	2,638,350	13,191
Sugar #11 (World) Futures	334	Jun-2025	6,976,592	(35,767)
WTI Crude Futures	108	May-2025	7,662,600	210,009
			$92,740,208	$1,465,475

Futures Contracts Short
Cotton No. 2 Futures	197	Jul-2025	$(6,697,015)	$(1,079)
Kansas City Hard Red Winter Wheat Futures	351	May-2025	(9,775,350)	808,363

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Futures Contracts at March 31, 2025 (Continued):
Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
LME Aluminium Futures	9	Jun-2025	$(569,320)	$16,472
LME Nickel Futures	10	Jun-2025	(953,356)	12,558
Soybean Meal Futures	261	May-2025	(7,639,470)	357,932
Soybean Oil Futures	369	May-2025	(9,938,646)	(139,526)
Wheat Futures	368	May-2025	(9,880,800)	586,918
			$(45,453,957)	$1,641,638
		Total	$47,286,251	$3,107,113

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$63,529,239	$—	$63,529,239	$—
U.S. Treasury Bills	3,982,610	—	3,982,610	—
Money Market Funds	27,619,173	27,619,173	—	—
Total Investments	95,131,022	27,619,173	67,511,849	—
Futures Contracts	3,832,901	3,832,901	—	—
Total	$98,963,923	$31,452,074	$67,511,849	$—

LIABILITIES TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(725,788)	$(725,788)	$—	$—